Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Impacts of adoption of IFRS 16
The following table provides a reconciliation of the group’s operating lease commitments as at 31 December 2018 to the total lease liability recognized on the group balance sheet in accordance with IFRS 16 as at 1 January 2019.

$ million
Operating lease commitments at 31 December 2018	11,979

Leases not yet commenced	(1,372)
Leases below materiality threshold	(86)
Short-term leases	(91)
Effect of discounting	(1,512)
Impact on leases in joint operations	836
Variable lease payments	(58)
Redetermination of lease term	(252)
Other	(22)
Total additional lease liabilities recognized on adoption of IFRS 16	9,422
Finance lease obligations at 31 December 2018	667
Adjustment for finance leases in joint operations	(189)
Total lease liabilities at 1 January 2019	9,900
The effect of the adoption of IFRS 16 on the group balance sheet is set out below.

Note 1. Basis of preparation (continued)

			Adjustment
	31 December	1 January	on adoption
$ million	2018	2019	of IFRS 16
Non-current assets
Property, plant and equipment	135,261	143,950	8,689
Trade and other receivables	1,834	2,159	325
Prepayments	1,179	849	(330)
Deferred tax assets	3,706	3,736	30
Current assets
Trade and other receivables	24,478	24,673	195
Prepayments	963	872	(91)
Current liabilities
Trade and other payables	46,265	46,209	(56)
Accruals	4,626	4,578	(48)
Lease liabilities	44	2,196	2,152
Finance debt	9,329	9,329	—
Provisions	2,564	2,547	(17)
Non-current liabilities
Other payables	13,830	14,013	183
Accruals	575	548	(27)
Lease liabilities	623	7,704	7,081
Finance debt	55,803	55,803	—
Deferred tax liabilities	9,812	9,767	(45)
Provisions	17,732	17,657	(75)

Net assets	101,548	101,218	(330)

Equity
BP shareholders' equity	99,444	99,115	(329)
Non-controlling interests	2,104	2,103	(1)
	101,548	101,218	(330)
The total adjustments to the group's lease liabilities at 1 January 2019 are reconciled as follows:

$ million
Total additional lease liabilities recognized on adoption of IFRS 16	9,422
Less: adjustment for finance leases in joint operations	(189)
Total adjustment to lease liabilities	9,233
Of which – current	2,152
– non-current	7,081

IFRIC agenda decision on IFRS 9 'Financial Instruments'
In March 2019, the IFRS Interpretations Committee (IFRIC) issued an agenda decision on the application of IFRS 9 to the physical settlement of contracts to buy or sell a non-financial item. The agenda decision concluded that where a derivative contract is settled by the physical receipt (or delivery) of the commodity, the transaction price reported for the purchase (or sale) should include the fair value of the derivative instrument in addition to the cash payable (or receivable). BP is currently assessing the impact of the agenda decision but expects it to have no effect on reported earnings.